Financial instruments and financial risk management - Analysis of the contractual maturities (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
2021
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 2,862,226	$ 4,037,571
Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	1,012,297	373,889
More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	672,500	125,652
Trade payables | 2021
Financial instruments and financial risk management
Total non-derivative financial liabilities	979,779	1,001,773
Trade payables | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Trade payables | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Accrued liabilities | 2021
Financial instruments and financial risk management
Total non-derivative financial liabilities	1,324,827	2,179,134
Accrued liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Accrued liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Due to related parties | 2021
Financial instruments and financial risk management
Total non-derivative financial liabilities	26,786	280,432
Due to related parties | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Due to related parties | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
Lease liabilities | 2021
Financial instruments and financial risk management
Total non-derivative financial liabilities	530,834	576,232
Lease liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	889,897	373,889
Lease liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	672,500	$ 125,652
DSU liabilities | 2021
Financial instruments and financial risk management
Total non-derivative financial liabilities	0
DSU liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	122,400
DSU liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 0